RIGHT-OF-USE ASSET (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSET
Schedule Of Right-of-use Asset
Balance at December 31, 2019	$50,023
Depreciation	(31,593)
Balance at December 31, 2020	$18,430
Depreciation	(18,430)
Balance at December 31, 2021	$-